Third Millennium Russia Fund
FUND SUMMARY Third Millennium Russia Fund
Investment Objective
The investment objective of the Fund is capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus.

Shareholder Transaction Fees (fees paid directly from your investment)
Shareholder Fees Third Millennium Russia Fund	Class A		Class C		Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	[1]	none		none
Maximum Deferred Sales Charge (Load) (as a % of the NAV at time of purchase)	none	[2]	2.00%	[3]	2.00%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a % of offering price)	none		none		none
Redemption Fee as a % of amount redeemed, if applicable)	none		none		none
Exchange Fee	none		none		none
[1]	This sales charge varies depending on how much you invest in the Fund.
[2]	If you are in a category of investors who may purchase Class A Shares of the Fund without a front end sales charge, you will be subject to a 2.00% deferred sales charge if you redeem your shares within three hundred sixty (360) days of purchase.
[3]	This deferred sales charge applies to Class C Shares redeemed within two years of purchase.
[4]	This deferred sales charge applies to Institutional Shares redeemed within 90 days of purchase.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Third Millennium Russia Fund		Class A	Class C	Institutional
Advisory Fee		1.75%	1.75%	1.75%
Distribution (12b-1) and Service Fees		0.25%	1.00%	none
Other Expenses		1.02%	1.02%	1.02%
Acquired Fund Fees and Expenses		none	none	none
Total Annual Fund Operating Expenses		3.02%	3.77%	2.77%
Less Fee Waivers and/or Expense Reimbursements	[1]	(0.27%)	(0.27%)	(0.27%)
Net Expenses	[2]	2.75%	3.50%	2.50%
[1]	The Adviser has contractually agreed to reduce fees and reimburse expenses until December 31, 2013 in order to keep Net Expenses (excluding interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business) from exceeding 2.75%, 3.50% and 2.50% of the Fund's Class A, Class C and Institutional shares' average daily net assets, respectively. The expense limitation agreement may only be terminated by the Board of Directors of the Company.
[2]	The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus), because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

Example:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Third Millennium Russia Fund (USD $)	Expense Example, with Redemption, 1 Year		Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	837		1,379	2,000	3,662
Class C	553	[1]	1,074	1,872	3,955
Institutional	253		779	1,389	3,037
[1]	If you did not redeem your shares your cost would be $353 for the one year period.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 54.05% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing in a non-diversified portfolio consisting primarily of equity securities or securities convertible into equity securities, such as common stocks, warrants, convertible bonds, debentures or convertible preferred stock. Under normal market conditions, the Fund will invest at least 80% of its net assets in securities of companies located in Russia.  This investment policy may be changed by the Fund upon 60 days’ prior notice to shareholders.  As used in this prospectus, the term "Russian company" means a legal entity with one or more of the following elements: (1) it is organized under the laws of, or with a principal office in, Russia; (2) the principal equity securities trading market is in Russia; (3) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, in Russia; or (4) it has at least 50% of its assets situated in Russia.  "Russia" refers to the Russian Federation and the other members of the Commonwealth of Independent States ("CIS"), which together constitute the former Soviet Union (minus the Baltic countries), although the Fund does not intend to invest more than 15% of net assets in the securities of companies outside of the Russian Federation.

The Fund's investments include investments in companies which, while falling within the definition of a Russian company, as stated above, also have characteristics and business relationships common to companies in a country or countries other than Russia. As a result, the value of the securities of such companies may reflect economic market forces applicable to other countries, as well as to Russia. For example, the Fund may invest in companies organized and located in countries other than Russia, including companies having their entire production facilities outside of Russia, when securities of such companies meet one or more elements of the Fund's definition of Russian company.  The Fund invests its assets over a broad economic spectrum of Russian companies, including issuers from the following sectors: oil and gas; energy generation and distribution; communications; mineral extraction; trade (including retail trade and distribution) financial and business services; transportation; manufacturing; real estate; textiles; food processing; and construction. The Fund does not concentrate its investments in any industry and therefore it does not invest more than 25% of its assets in any one industry.

In selecting securities for the Fund, Third Millennium Investment Advisors, LLC (the “Adviser”) emphasizes fundamental company-by-company analysis in conjunction with a broader analysis of specific sectors. When relevant, however, the Adviser may consider historical value measures, such as price/earnings ratios, operating profit margins and liquidation values. The primary factor in selecting securities for investment by the Fund will be the company's current price relative to its long-term earnings potential, or intrinsic value as determined using discounted cash flow analysis and other valuation techniques, whichever are appropriate. In addition, the Adviser will consider overall growth prospects, competitive positions in export markets, technologies, research and development, productivity, labor costs, raw material costs and sources, profit margins, returns on investment, capital resources, state regulation, management and other factors in comparison to other companies around the world which the Adviser believes are comparable. The Adviser, in selecting investments, will also consider macro-economic factors such as inflation, gross domestic product growth in Russia, government spending and the government's support of particular industries.

In determining which portfolio securities to sell, the Adviser considers the following: (1) if a security appreciates such that, as a total percentage of the Fund's portfolio, it becomes too large; (2) if the sector or security appears to be under-performing; (3) if the company’s management appears to be engaging in conduct not in the best interest of public shareholders; (4) if it is necessary to sell loss positions in order to reduce taxable gains to Fund shareholders reflected in earlier sales of positions with gains; and (5) if it is necessary to raise funds to cover redemptions.

Principal Risks

The principal risk of investing in the Fund is that the value of its investments are subject to market, economic and business risk that may cause the Fund's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. There is no assurance that the Adviser will achieve the Fund's investment objective.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Market Risk – The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, stock prices will decline. Because stock prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Russian Companies Risk – Investments in Russian companies may involve financial, economic or political risks not ordinarily associated with investing in U.S. securities and should be considered highly speculative. The Fund's NAV may be affected by: less developed and effective systems for custody and transfer of securities; changes in exchange rates between foreign currencies and the U.S. dollar; different regulatory standards; less liquidity and more volatility than U.S. securities; taxes; and adverse social or political developments.

Non-Diversification Risk – The Fund operates as a non-diversified fund for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"). This means that the Fund may invest a larger portion of its assets in a small number of securities. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these securities, and may experience increased volatility due to its investments in these securities.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance.  The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available at www.theworldfunds.com or by calling toll-free 800-527-9525.

Year-By-Year Annual Returns

During the periods shown in the bar chart,  the Class A Shares'  highest return for a calendar  quarter was 46.76%  (quarter ending  06/30/09)  and the Class A Shares'  lowest  return for a calendar  quarter was  (53.66%)  (quarter ending 12/31/08).

Average Annual Total Returns For Periods Ended December 31, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Third Millennium Russia Fund	1 Year	5 Years	Since Inception	Inception Date
Class A	(35.97%)	(11.47%)	15.55%	Oct. 01, 1998
Class A Return after taxes on distributions	(35.97%)	(13.03%)	13.41%	Oct. 01, 1998
Class A Return after taxes on distributions and sale of fund shares	(18.70%)	(9.44%)	13.72%	Oct. 01, 1998
RTS Index (reflects no deduction for fees, expenses, or taxes)	(21.94%)	(6.38%)	30.34%